May 01, 2019
LOOMIS SAYLES STRATEGIC ALPHA FUND
(the "Fund")

Supplement dated March 3, 2020 to the Summary Prospectus, Prospectus and Statement of Additional Information of the Loomis Sayles Strategic Alpha Fund, dated May 1, 2019, as may be revised or supplemented from time to time.

Effective immediately, the second paragraph in the subsection entitled “Principal Investment Strategies” within the section entitled “Investments, Risks and Performance” within the Summary Prospectus is amended and restated as follows:

In selecting investments for the Fund, the Adviser develops long-term portfolio themes driven by macro-economic indicators. These include global economic trends, demographic trends and labor supply, analysis of global capital flows and assessments of geopolitical factors. The Adviser then develops shorter-term portfolio strategies based on factors including, but not limited to, economic, credit and Federal Reserve cycles, and top-down sector valuations and bottom-up security valuations. The Adviser seeks to actively manage risk, with a focus on managing the Fund’s exposure to credit, interest rate and currency risks in relation to the market. Additionally, the portfolio managers will use risk management tools, such as models that evaluate risk correlation to various market factors or asset classes, to seek to manage risk on an ongoing basis. The portfolio management team expects to actively evaluate each investment idea and to decide to buy or sell an investment based upon: (i) its return potential; (ii) its level of risk; and (iii) its fit within the team’s overall macro strategy, with the goal of continually optimizing the Fund’s portfolio. The Adviser incorporates systematic and quantitative models with respect to selection of certain investments.

Effective immediately, the following paragraph is added in the subsection entitled “Principal Investment Risks” within the section entitled “Investments, Risks and Performance” within the Summary Prospectus.

Models and Data Risk: The Adviser utilizes proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.